Dividends on ordinary capital - Narrative (Details) - Unilever PLC € in Millions					12 Months Ended
	Feb. 13, 2025 £ / shares	Feb. 13, 2025 EUR (€)	Feb. 08, 2024 £ / shares	Feb. 08, 2024 EUR (€)	Dec. 31, 2024 interim_dividend £ / shares	Dec. 31, 2023 £ / shares
Disclosure Of Dividends [Line Items]
Number of interim dividends | interim_dividend					4
Dividend declared and paid during the year (in pounds per share)					£ 1.47	£ 1.50
Dividends declared | €		€ 1,121		€ 1,067
Dividends declared per ordinary share (in pounds per share)	£ 0.38		£ 0.36		£ 1.48	£ 1.48